Fair Value Disclosures - Schedule of the Company's Fair Value Hierarchy for Recurring Basis Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 1
Financial Assets
Total financial assets	$ 5,300	$ 5,600
Level 2
Financial Assets
Total financial assets	0	0
Level 3
Financial Assets
Total financial assets	50,200	51,000
Recurring basis
Financial Assets
Total financial assets	3,061,100	2,701,400
Financial Liabilities
Liabilities related to separate accounts	2,010,600	1,661,600
Recurring basis | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	700	700
Recurring basis | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	15,500	14,900
Recurring basis | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	24,100	10,800
Recurring basis | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	100,200	102,400
Recurring basis | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	8,000	5,000
Recurring basis | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	30,100	33,900
Recurring basis | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	651,000	646,100
Recurring basis | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	132,200	142,900
Recurring basis | Equity securities | Common Stock
Financial Assets
Total financial assets	1,900	2,300
Recurring basis | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	67,900	73,000
Recurring basis | Other investments
Financial Assets
Total financial assets	17,700	4,600
Recurring basis | Cash equivalents
Financial Assets
Total financial assets	1,200	3,200
Recurring basis | Assets held in separate accounts
Financial Assets
Total financial assets	2,010,600	1,661,600
Recurring basis | Other assets
Financial Assets
Total financial assets		0
Recurring basis | Level 1
Financial Assets
Total financial assets	1,957,200	1,598,100
Financial Liabilities
Liabilities related to separate accounts	1,936,400	1,588,000
Recurring basis | Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Common Stock
Financial Assets
Total financial assets	1,900	2,300
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Other investments
Financial Assets
Total financial assets	17,700	4,600
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets	1,200	3,200
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,936,400	1,588,000
Recurring basis | Level 1 | Other assets
Financial Assets
Total financial assets		0
Recurring basis | Level 2
Financial Assets
Total financial assets	1,090,400	1,090,500
Financial Liabilities
Liabilities related to separate accounts	74,200	73,600
Recurring basis | Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	700	700
Recurring basis | Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	15,500	14,900
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	24,100	10,800
Recurring basis | Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	100,200	102,400
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	4,000	1,500
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	30,100	33,900
Recurring basis | Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	650,100	646,000
Recurring basis | Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	124,600	134,800
Recurring basis | Level 2 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	66,900	71,900
Recurring basis | Level 2 | Other investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Cash equivalents
Financial Assets
Total financial assets	0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	74,200	73,600
Recurring basis | Level 2 | Other assets
Financial Assets
Total financial assets		0
Recurring basis | Level 3
Financial Assets
Total financial assets	13,500	12,800
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	4,000	3,500
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Total financial assets	900	100
Recurring basis | Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Total financial assets	7,600	8,100
Recurring basis | Level 3 | Equity securities | Common Stock
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	1,000	1,100
Recurring basis | Level 3 | Other investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Cash equivalents
Financial Assets
Total financial assets	0
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	0
Recurring basis | Level 3 | Other assets
Financial Assets
Total financial assets		$ 0